TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
SCHEDULE OF DEFERRED TAX ASSETS

	December 31,
	2022	2021	2020
Deferred tax assets:	USD in thousands
Operating loss carryforward	68,870	51,683	37,951
Deferred taxes due to carryforward losses	15,840	11,887	8,729
Valuation allowance	(15,840)	(11,887)	(8,729)
Net deferred tax asset	—	—	—